Liquidity Risk - Summary of External Term Issuance (Sterling Equivalent) (Detail) - Liquidity risk - GBP (£) £ in Billions	Dec. 31, 2020	Dec. 31, 2019
Santander UK Group Holdings Plc
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1.4	£ 0.5
Santander UK Group Holdings Plc | Senior Unsecured - Public Benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.4	0.0
Santander UK Group Holdings Plc | Subordinated Liabilities and Equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.5
Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	15.7	3.8
Other Santander UK plc | Senior Unsecured - Public Benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.0	0.9
Other Santander UK plc | Covered Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	3.0	2.9
Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	11.7	0.0
Other Group Entities
Disclosure of detailed information about borrowings [line items]
Borrowings	17.1	4.5
Other Group Entities | Securitisations
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	£ 0.2
United Kingdom, Pounds | Santander UK Group Holdings Plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United Kingdom, Pounds | Santander UK Group Holdings Plc | Senior Unsecured - Public Benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United Kingdom, Pounds | Santander UK Group Holdings Plc | Subordinated Liabilities and Equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United Kingdom, Pounds | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	12.7
United Kingdom, Pounds | Other Santander UK plc | Senior Unsecured - Public Benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United Kingdom, Pounds | Other Santander UK plc | Covered Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.0
United Kingdom, Pounds | Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	11.7
United Kingdom, Pounds | Other Group Entities
Disclosure of detailed information about borrowings [line items]
Borrowings	12.7
United Kingdom, Pounds | Other Group Entities | Securitisations
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars | Santander UK Group Holdings Plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
United States of America, Dollars | Santander UK Group Holdings Plc | Senior Unsecured - Public Benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
United States of America, Dollars | Santander UK Group Holdings Plc | Subordinated Liabilities and Equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	1.9
United States of America, Dollars | Other Santander UK plc | Senior Unsecured - Public Benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.0
United States of America, Dollars | Other Santander UK plc | Covered Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.9
United States of America, Dollars | Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars | Other Group Entities
Disclosure of detailed information about borrowings [line items]
Borrowings	2.7
United States of America, Dollars | Other Group Entities | Securitisations
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro | Santander UK Group Holdings Plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro Member Countries, Euro | Santander UK Group Holdings Plc | Senior Unsecured - Public Benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro Member Countries, Euro | Santander UK Group Holdings Plc | Subordinated Liabilities and Equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
Euro Member Countries, Euro | Other Santander UK plc | Senior Unsecured - Public Benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro | Other Santander UK plc | Covered Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.1
Euro Member Countries, Euro | Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro | Other Group Entities
Disclosure of detailed information about borrowings [line items]
Borrowings	1.7
Euro Member Countries, Euro | Other Group Entities | Securitisations
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0